Deferred income tax - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax
Deferred income tax asset, net	$ 91,677	$ 131,863
Deferred income tax liability, net	(43,064)	(30,414)
Deferred tax liability (asset)	$ 48,613	$ 101,449	$ 73,749